EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 19,554	$ 19,404
Investments in associates accounted for using equity method, Carrying value	321	539
Investments in joint ventures and associates	19,875	19,943	$ 20,807
Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in associates accounted for using equity method, Carrying value	$ 321	$ 539
Aggregated individually immaterial associates | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	16.00%	16.00%
Aggregated individually immaterial associates | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	50.00%	50.00%
Aggregated individually immaterial joint ventures | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	15.00%	15.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 19,554	$ 19,404
Aggregated individually immaterial joint ventures | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	75.00%	68.00%